Segment Information (Details) - Schedule of Equipment Sales within Services - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equipment Sales within Services [Line Items]
Revenue	$ 12,646	$ 28,152	$ 10,090
Broadcast [Member]
Schedule of Equipment Sales within Services [Line Items]
Revenue	16	81	67
Enterprise [Member]
Schedule of Equipment Sales within Services [Line Items]
Revenue	$ 12,630	$ 28,071	$ 10,023